Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	$ 311,450
Amortization	(95,048)	$ (101,546)
Intangible assets other than goodwill at end of period	227,031	311,450
Acquired software technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	103,425
Intangible assets other than goodwill at end of period	67,003	103,425
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	203,756
Intangible assets other than goodwill at end of period	145,243	203,756
Capitalized software technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	4,269
Intangible assets other than goodwill at end of period	14,785	4,269
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	561,298	559,537
Additions	10,516	4,269
Exchange differences	(690)	(2,508)
Intangible assets other than goodwill at end of period	571,124	561,298
Gross carrying amount | Acquired software technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	212,842	213,581
Additions	0	0
Exchange differences	(193)	(739)
Intangible assets other than goodwill at end of period	212,649	212,842
Gross carrying amount | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	344,187	345,956
Additions	0	0
Exchange differences	(497)	(1,769)
Intangible assets other than goodwill at end of period	343,690	344,187
Gross carrying amount | Capitalized software technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	4,269	0
Additions	10,516	4,269
Exchange differences	0	0
Intangible assets other than goodwill at end of period	14,785	4,269
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(249,848)	(149,969)
Exchange differences	(803)	(1,667)
Amortization	95,048	101,546
Intangible assets other than goodwill at end of period	(344,093)	(249,848)
Accumulated depreciation | Acquired software technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(109,417)	(67,275)
Exchange differences	(193)	(653)
Amortization	36,422	42,795
Intangible assets other than goodwill at end of period	(145,646)	(109,417)
Accumulated depreciation | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(140,431)	(82,694)
Exchange differences	(610)	(1,014)
Amortization	58,626	58,751
Intangible assets other than goodwill at end of period	(198,447)	(140,431)
Accumulated depreciation | Capitalized software technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Exchange differences	0	0
Amortization	0	0
Intangible assets other than goodwill at end of period	$ 0	$ 0